Revenue and segmental information	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Revenue and segmental information

4	Revenue and segmental information

The Group determines and presents operating segments based on the information that is provided internally to the board of directors of the Company (the “Board”), which is the Group’s chief operating decision maker.

Management analyzes our business in six reportable segments: Electric Vehicles, Sustainable Energy Solutions, Solar Development, Digital Assets, Corporate Office and Data Center.

The Critical Power Services segment, previously represented by VivoPower’s wholly owned subsidiary Aevitas and its subsidiaries KESW EL Pty Limited (“Kenshaw”) and Kenshaw Solar Pty Ltd (previously J.A. Martin) (“Aevitas Solar”), has been discontinued following the sale of Kenshaw to ARA Group Limited in July 2024. Accordingly, Critical Power Services is no longer considered an operating segment.

The Electric Vehicles segment is represented by Tembo e-LV B.V. (“Tembo”), a Netherlands-based specialist battery-electric and off-road vehicle company delivering electric vehicles (“EVs”) for mining and other rugged industrial customers globally. Tembo also includes Tembo EV Pty Ltd, which launched the Tembo Tusker electric pickup truck in Australia and New Zealand, and Tembo Technologies Pty Ltd, which is developing an all-electric Jeepney for the Philippines transport market. For the year ended June 30, 2026, no revenue was recognized from Tembo Technologies Pty Ltd.

 The Data Center segment comprises the Group’s cryptocurrency mining and hosting operations in Norway. Cryptocurrency mining revenue arises from cryptocurrency rewards earned through mining activities.

Digital asset hosting revenue is generated from providing data center infrastructure and related operational services to customers for hosting cryptocurrency mining equipment.

The Sustainable Energy Solutions (“SES”) segment involves the design, evaluation, sale, and implementation of renewable energy infrastructure to customers, both on a standalone basis and in support of Tembo EVs.

The Solar Development segment is represented by Caret LLC (“Caret”) in the United States and comprises the Group’s solar development activities.

The Corporate Office segment represents the Company’s corporate functions, including costs to maintain its Nasdaq public company listing, compliance with SEC reporting requirements, and investor relations activities, and is located in the United Kingdom.

An operating segment is a component of the Group that engages in activities from which it may earn revenues and incur expenses, including any revenues and expenses that relate to the transactions with any of the Group’s other components. Operating segments results are reviewed regularly by the Board to assess its performance and make decisions about resources to be allocated to the segment, and for which discrete financial information is available.

Segment results that are reported to the Board include items directly attributable to a segment as well as those that can be allocated to a segment on a reasonable basis.

4.1	Revenue

Revenue from continuing operations by geographic location is as follows:

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Australia	94	53	-
Netherlands	-	-	16
United States	-	8	-
Norway	2,451	-	-
Total revenues	2,545	61	16

Revenue by product and service is as follows:

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Digital revenue	-	8	-
Vehicle spec conversion	46	50	-
Conversion kits	48	3	16
Cryptocurrency mining revenue	1,016	-	-
Digital assets hosting revenue	1,435	-	-
Total revenues	2,545	61	16

More than 90% of revenue for the year ended June 30, 2026 is from mining and hosting revenue – attributable to 1 customer (year ended June 30, 2025: 2 customers ; year ended June 30, 2024: 1 customer).

4.2	Operating segments

a)	Segment results of operations

Certain continuing balances attributable to the legacy Critical Power Services segment are presented separately as residual continuing items and have not been reallocated to the Group’s six current reportable segments.

Results of operations by reportable segment are as follows:

	Continuing operations							Discontinued operations
Year ended June 30, 2026 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Sustainable Energy Solutions	Corporate Office	Data Center	Total Continuing	Critical Power Services	Total
Revenue from contracts with customers	-	-	94	-	-	2,451	2,545	-	2,545
Costs of sales - other	-	-	(59)	-	-	(1,875)	(1,934)	-	(1,934)
Gross profit	-	-	35	-	-	576	611	-	611
General and administrative expenses	(351)	-	(2,835)	(1)	(22,813)	(513)	(26,513)	-	(26,513)
Other gains	4,132	-	61	192	(3,113)	-	1,272	609	1,881
Other income	-	-	73	-	-	145	218	-	218
Depreciation and amortization	-	(13)	(347)	(1)	(400)	(167)	(928)	-	(928)
Operating loss	3,781	(13)	(3,013)	190	(26,326)	41	(25,340)	609	(24,731)
Restructuring and other non-recurring costs	(133)	-	6	(2)	(1,322)	-	(1,451)	-	(1,451)
Impairment costs	-	-	(47)	-	(569)	-	(616)	-	(616)
Finance expense - net	(443)	-	(1,806)	(2)	(4,353)	29	(6,575)	12	(6,563)
Fair value loss on instruments	-	-	-	-	(14,753)	-	(14,753)	-	(14,753)
Profit/(loss) before income tax	3,205	(13)	(4,860)	186	(47,323)	70	(48,735)	621	(48,114)
Income tax	-	-	-	-	(1,833)	215	(1,618)	-	(1,618)
Loss for the year	3,205	(13)	(4,860)	186	(49,156)	285	(50,353)	621	(49,732)

	Continuing operations							Discontinued operations
Year Ended June 30, 2025 *restated (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Sustainable Energy Solutions	Corporate Office	Digital Assets	Total Continuing	Critical Power Services	Total
Revenue from contracts with customers	-	-	53	-	-	8	61	-	61
Costs of sales - other	-	-	(50)	-	-	-	(50)	-	(50)
Gross profit	-	-	3	-	-	8	11	-	11
General and administrative expenses	(8)	(7)	(2,868)	37	(8,253)	-	(11,099)	-	(11,099)
Other gains	-	-	-	16	-	-	16	-	16
Other income	-	-	-	-	-	-	-	1,648	1,648
Depreciation and amortization	-	-	(509)	(3)	(1)	(4)	(517)	-	(517)
Operating loss	(8)	(7)	(3,374))	50	(8,254)	4	(11,589)	1,648	(9,941)
Restructuring and other non-recurring costs	(1,185)	-	(176)	2,072	(1,123)	-	(412)	-	(412)
Impairment costs	-	(1,549)	(982))	-	-	-	(2,531)	-	(2,531)
Finance expense - net	(175)	-	1,466	(39)	(4,717)	-	(3,465)	-	(3,465)
Profit/(loss) before income tax	(1,368)	(1,556)	(3,066)	2,083	(14,094)	4	(17,997)	1,648	(16,349)
Income tax	-	-	552	-	139	-	691	-	691
Loss for the year	(1,368)	(1,556)	(2,514)	2,083	(13,955)	4	(17,306)	1,648	(15,658)

	Continuing operations						Discontinued operations
Year Ended June 30, 2024 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Sustainable Energy Solutions	Corporate Office	Total Continuing	Critical Power Services	Total
Revenue from contracts with customers	-	-	16	-	-	16	11,811	11,827
Costs of sales - other	(52)	-	102	(23)	-	27	(10,268)	(10,241)
Gross profit	(52)	-	118	(23)	-	43	1,543	1,586
General and administrative expenses	(53)	(344)	(1,794)	(324)	(5,006)	(7,521)	(1,228)	(8,749)
Other gains	47	-	10	32	-	89	4	93
Other income	-	-	-	-	-	-	99	99
Depreciation and amortization	(448)	-	(671)	(3)	(8)	(1,130)	(439)	(1,569)
Operating loss	(506)	(344)	(2,337)	(318)	(5,014)	(8,519)	(21)	(8,540)
Restructuring and other non-recurring costs	-	-	-	-	(1,392)	(1,392)	2	(1,390)
Impairment losses	48,315	(11,187)	(366)	10,787	(77,325)	(29,686)	(552)	(30,238)
Finance expense - net	(3,741)	(2)	(2,726)	(68)	1,918	(4,619)	(310)	(4,929)
Profit/(loss) before income tax	44,068	(11,533)	(5,429)	10,491	(81,813)	(44,216)	(881)	(45,097)
Income tax	(797)	-	277	(1,083)	-	(1,603)	-	(1,603)
Loss for the year	43,271	(11,533)	(5,152)	9,408	(81,813)	(45,819)	(881)	(46,700)

b)	Segment net assets

Net assets by reportable segment are as follows:

As at June 30, 2026	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Data
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Center	Total

Assets	1,051	29	31,468	87	101,772	22,018	156,425
Liabilities	(825)	(59)	(38,530)	(72)	(64,330)	(15,675)	(119,491)
Net assets/(liabilities)	226	(30)	(7,062)	15	37,442	6,343	36,934

As at June 30, 2025*restated	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Digital
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Assets	Total

Assets	224	42	33,875	84	58,508	4	92,737
Liabilities	(1,518)	(62)	(22,344)	(154)	(51,421)	-	(75,499)
Net assets/(liabilities)	(1,294)	(20)	11,531	(70)	7,087	4	17,238

As at June 30, 2024	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	5,958	1,549	20,674	72	9,180	37,433
Liabilities	(8,596)	(284)	(17,550)	(1,026)	(50,513)	(77,969)
Net assets/(liabilities)	(2,638)	1,265	3,124	(954)	(41,333)	(40,536)